SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 23,668	$ 23,256	$ 46,965	$ 45,138
Net income attributable to shareholders	81	590	201	1,949
Total assets	463,134		463,134		$ 441,284
Total liabilities	307,551		307,551		299,393
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	700	196	1,285	254
Net income attributable to shareholders	81	590	201	1,949
Total assets	82,211		82,211		71,514
Total liabilities	37,610		37,610		27,761
Non-controlling interest - preferred equity	0		0		0
BFI
Disclosure of subsidiaries [line items]
Revenue	77	72	153	141
Net income attributable to shareholders	(9)	(88)	(19)	(89)
Total assets	10,109		10,109		9,769
Total liabilities	8,600		8,600		8,544
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	(6)	0	3	0
Net income attributable to shareholders	(15)	0	(17)	0
Total assets	757		757		740
Total liabilities	754		754		737
Non-controlling interest - preferred equity	0		0		0
BFL
Disclosure of subsidiaries [line items]
Revenue		8	0	16
Net income attributable to shareholders			0	0
Total assets	0		0		16
Total liabilities	2		2		6
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0	0
Net income attributable to shareholders		0	0	0
Total assets					0
Total liabilities					0
Non-controlling interest - preferred equity					0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0	0
Net income attributable to shareholders		0	0	0
Total assets					0
Total liabilities					0
Non-controlling interest - preferred equity					0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue			4	9
Net income attributable to shareholders			4	4
Total assets	228		228		232
Total liabilities	1		1		4
Non-controlling interest - preferred equity	230		230		230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	2		2
Total assets	552		552
Total liabilities	548		548
BIC
Disclosure of subsidiaries [line items]
Revenue	47	38	93	75
Net income attributable to shareholders	(7)	62	2	49
Total assets	4,361		4,361		4,170
Total liabilities	3,569		3,569		3,520
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	25,856	25,729	50,705	49,528
Net income attributable to shareholders	2,080	2,154	3,499	3,595
Total assets	515,081		515,081		492,799
Total liabilities	302,691		302,691		297,397
Non-controlling interest - preferred equity	0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(3,008)	(2,787)	(5,280)	(4,885)
Net income attributable to shareholders	(2,049)	$ (2,128)	(3,469)	$ (3,559)
Total assets	(150,165)		(150,165)		(137,956)
Total liabilities	(46,224)		(46,224)		(38,576)
Non-controlling interest - preferred equity	$ 0		$ 0		$ 0